Financial risk management (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	$ (22)	$ (1,259)
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	(18)	(1,259)
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	$ (4)	$ 0